INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Provisions For Income Taxes
Current
Deferred	401,036	298,305
Change in valuation allowance	(401,036)	(298,305)
Total